CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities without recourse to the primary beneficiary	¥ 1,386,009	$ 201,588	¥ 1,021,999
Ordinary shares, par value | $ / shares		$ 0.00025
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Class A ordinary shares
Ordinary shares, shares authorized	840,000,000	840,000,000	840,000,000
Ordinary shares, shares issued	100,628,746	100,628,746	94,628,746
Ordinary shares, shares outstanding	73,187,255	73,187,255	92,992,483
Class B ordinary shares
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	50,892,198	50,892,198	56,892,198
Ordinary shares, shares outstanding	50,892,198	50,892,198	56,892,198
Discretionary shares
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
VIEs
Current liabilities without recourse to the primary beneficiary | ¥	¥ 126,154		¥ 114,550